INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Net loss for the year	$ (21,266,945)	$ (2,928,742)	$ (3,723,784)
Expected Income tax recovery based on statutory rate	(5,636,000)	(776,000)	(987,000)
Adjustment to expected income tax benefit
Permanent differences	5,043,000	145,000	342,000
Other	1,000	(32,000)	2,000
Change in unrecognized deferred tax asset	592,000	663,000	643,000
Income tax provision (recovery)	$ 0	$ 0	$ 0